Warrant Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Outstanding Series A Warrants and Fair Market Values

As of December 31, 2014 and September 30, 2015 the outstanding Series B Warrants and fair market values were:

Number of Warrants at December 31, 2014	Fair Value at December 31, 2014 (in thousands)	Number of Warrants at September 30, 2015	Fair Value at September 30, 2015 (in thousands)
2,449,605	$17,439	527,573	$3,851

Series A Warrant Liability [Member]
Summary of Outstanding Series A Warrants and Fair Market Values

As of November 18, 2014 and December 31, 2014, the outstanding Series A Warrants and fair market values were:

Issuance Date	Contractual Term	Exercise Price Per Share	Number of Warrants	Shares Underlying Warrants	Fair Value at November 18, 2014	Fair Value at December 31, 2014
November 2014	5 years	$6.50	2,449,605	2,449,605	$1,494,259	$857,362

Series B Warrant Liability [Member]
Summary of Outstanding Series A Warrants and Fair Market Values

As of November 18, 2014 and December 31, 2014, the outstanding Series B Warrants and fair market values were:

Issuance Date	Contractual Term	Exercise Price Per Share	Number of Warrants	Shares Underlying Warrants	Fair Value at November 18, 2014	Fair Value at December 31, 2014
November 2014	15 months	Adjustable	2,449,605	Adjustable	$11,649,106	$17,438,731